Equity Offerings (Details)	Aug. 14, 2025 class $ / shares shares	Mar. 31, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares	Jun. 16, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Equity Offerings
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)	14,900,000			14,900,000
Preferred stock, shares authorized (in shares)	100,000	100,000	100,000	100,000	577,067
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Capital stock authorized	15,000,000
Number of classes of capital stock | class	2
Class A common stock
Equity Offerings
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)			0	12,000,000	7,000,000
Class B common stock
Equity Offerings
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)			0	2,900,000	3,000,000